Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
As at December 31 ($ thousands)	2023	2022
Oil inventories	$6,183	$7,560
Warehouse materials and supplies	7,680	7,008
Inventories	$13,863	$14,568